Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Inputs, Level 2, Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 1,831
Liabilities measured at fair value on a recurring basis	3,994	10,819
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,831
Liabilities measured at fair value on a recurring basis	$ 3,994	$ 10,819